Content Assets, Net (Tables)	9 Months Ended
Sep. 30, 2024
Content Assets, Net [Abstract]
Schedule of Content Assets	Current content assets was comprise of the following:
	September 30,	December 31,
	2024	2023
Produced contents		-
- in development and production	$724,300	-
- released	2,458,600	-
Copyrights	1,349,400	-
	4,532,300	-
Less: accumulated amortization	(2,069,000)	-
Total	$2,463,300	$-
	September 30,	December 31,
	2024	2023
Software	$581,000	$-
Copyrights	304,100	-
	885,100	-
Less: accumulated amortization	(525,800)	-
Total	$359,300	$-

Schedule of Amortization Amount of Content Asset	The following is a schedule, by fiscal years, of amortization amount of content asset as of September 30, 2024:
For the three months ending December 31, 2024	$175,600
For the year ending December 31, 2025	144,900
For the year ending December 31, 2026	38,800
Total	$359,300